BNY Mellon Corporate Bond Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.4%
Aerospace & Defense — 1.6%
RTX Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000	2,233,729
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	3,000,000	3,027,650
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	1,000,000	1,067,758
				6,329,137
Airlines — 3.2%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(a)	3.60	3/15/2027	1,650,380	1,600,112
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,697,408	2,621,881
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	5/15/2028	3,719,750	3,397,210
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	5,466,679	5,041,960
				12,661,163
Automobiles & Components — 1.6%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	3,000,000	3,049,017
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,750,000	3,233,702
				6,282,719
Banks — 23.2%
AIB Group PLC, Sr. Unscd. Notes(a)	6.61	9/13/2029	3,000,000	3,156,697
BAC Capital Trust XIV, Gtd. Notes, Ser. G, (3 Month TSFR +0.66%)(b),(c),(d)	4.96	6/15/2025	3,000,000	2,493,081
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes(c)	5.38	3/13/2029	2,500,000	2,560,135
Bank of America Corp., Jr. Sub. Notes, Ser. FF(b),(c)	5.88	3/15/2028	2,500,000	2,518,715
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	1,000,000	1,009,396
Bank of Ireland Group PLC, Sr. Unscd. Notes(a)	2.03	9/30/2027	2,500,000	2,410,600
Barclays PLC, Jr. Sub. Notes(b)	8.00	9/15/2029	2,000,000	2,090,928
Barclays PLC, Sub. Notes(c)	7.12	6/27/2034	1,500,000	1,616,752
BNP Paribas SA, Sr. Notes(a)	1.32	1/13/2027	1,500,000	1,468,968
BPCE SA, Sub. Notes(a)	3.12	10/19/2032	4,000,000	3,434,121
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	3,500,000	3,587,615
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000	4,888,223
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	3,000,000	3,049,915
Credit Agricole SA, Sub. Notes(a)	4.00	1/10/2033	3,500,000	3,385,026
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	4,000,000	3,926,142
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	3,500,000	3,856,603
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	3,250,000	3,271,207
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.72	6/5/2030	3,000,000	3,096,176
M&T Bank Corp., Jr. Sub. Notes, Ser. G(b),(c)	7.30	8/1/2025	5,000,000	4,997,944
Morgan Stanley, Sub. Notes	5.95	1/19/2038	3,500,000	3,532,015
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	3,250,000	3,270,406
Nordea Bank Abp, Jr. Sub. Notes(a),(b),(c)	6.63	3/26/2026	3,965,000	3,985,083
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,500,000	3,854,883
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	3,000,000	3,161,534
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)(b),(c),(d)	7.15	7/12/2025	4,000,000	3,909,222
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,000,000	3,228,175
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000	2,946,441
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000	2,970,057
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000	3,207,920
				90,883,980
Beverage Products — .7%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000	2,824,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.4% (continued)
Building Materials — 1.1%
CRH America Finance, Inc., Gtd. Notes(a)	3.40	5/9/2027	2,000,000	1,958,283
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	2,500,000	2,301,562
				4,259,845
Chemicals — 1.5%
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	3,000,000	2,808,312
Yara International ASA, Sr. Unscd. Notes(a)	4.75	6/1/2028	3,000,000	2,993,526
				5,801,838
Commercial & Professional Services — .7%
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	3,000,000	2,807,211
Consumer Discretionary — 3.6%
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	3,000,000	3,007,646
Leggett & Platt, Inc., Sr. Unscd. Notes(c)	4.40	3/15/2029	2,000,000	1,918,626
Marriott International, Inc., Sr. Unscd. Notes, Ser. II(c)	2.75	10/15/2033	3,250,000	2,702,832
Meritage Homes Corp., Gtd. Notes(c)	5.65	3/15/2035	2,250,000	2,198,853
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(a)	6.25	3/15/2032	2,000,000	2,028,250
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	2,750,000	2,334,512
				14,190,719
Diversified Financials — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.75	6/6/2028	1,750,000	1,798,903
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	2,000,000	2,052,777
Aircastle Ltd., Sr. Unscd. Notes(a)	2.85	1/26/2028	2,050,000	1,937,833
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	4,000,000	3,735,840
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000	2,941,557
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	4,000,000	3,694,003
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	4,000,000	3,825,649
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.60	9/15/2029	2,000,000	2,044,362
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	917,191
				22,948,115
Electronic Components — 1.4%
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	3,000,000	2,578,546
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,000,000	2,822,869
				5,401,415
Energy — 12.0%
Cenovus Energy, Inc., Sr. Unscd. Notes(c)	2.65	1/15/2032	3,000,000	2,545,082
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(a)	2.74	12/31/2039	2,000,000	1,597,417
Cheniere Energy, Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000	1,980,226
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	2,750,000	2,699,827
El Paso Natural Gas Co. LLC, Gtd. Notes(a)	3.50	2/15/2032	3,000,000	2,654,635
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	1,250,000	1,267,382
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000	1,462,120
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,039,764
EQT Corp., Sr. Unscd. Notes(c)	5.75	2/1/2034	3,000,000	3,021,327
Helmerich & Payne, Inc., Sr. Unscd. Notes	2.90	9/29/2031	3,000,000	2,448,580
Kinder Morgan, Inc., Gtd. Bonds	5.85	6/1/2035	1,500,000	1,520,964
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	3,500,000	3,406,433
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	2,750,000	2,755,264
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	3,500,000	3,436,362
Sabal Trail Transmission LLC, Sr. Unscd. Notes(a)	4.25	5/1/2028	3,000,000	2,943,063
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	3,000,000	3,091,209
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	3,000,000	2,957,829

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.4% (continued)
Energy — 12.0% (continued)
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000	1,864,351
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000	2,182,005
Var Energi ASA, Sr. Unscd. Notes(a)	7.50	1/15/2028	1,000,000	1,052,055
				46,925,895
Environmental Control — .6%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000	2,424,789
Food Products — 1.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Gtd. Notes	3.00	2/2/2029	2,000,000	1,882,533
Sysco Corp., Gtd. Notes	5.10	9/23/2030	3,000,000	3,043,363
				4,925,896
Foreign Governmental — .7%
The Morongo Band of Mission Indians, Unscd. Bonds(a)	7.00	10/1/2039	2,500,000	2,616,024
Health Care — 7.4%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	2,250,000	2,134,976
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,250,000	3,280,977
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000	2,973,960
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	3,750,000	3,334,270
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	3,000,000	3,017,079
HCA, Inc., Gtd. Notes	3.63	3/15/2032	2,000,000	1,815,603
HCA, Inc., Gtd. Notes	5.75	3/1/2035	1,500,000	1,512,390
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	3,000,000	2,751,619
Royalty Pharma PLC, Gtd. Notes(a),(c)	2.20	9/2/2030	3,000,000	2,616,761
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	3,000,000	3,041,673
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,500,000	2,486,598
				28,965,906
Industrial — 2.6%
Carlisle Cos., Inc., Sr. Unscd. Notes	3.75	12/1/2027	2,500,000	2,450,192
Hillenbrand, Inc., Gtd. Notes	5.00	9/15/2026	2,500,000	2,486,588
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	3,000,000	2,920,165
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	2,500,000	2,490,810
				10,347,755
Information Technology — 2.7%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,000,000	2,860,935
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	3,000,000	3,203,996
Paychex, Inc., Sr. Unscd. Notes	5.60	4/15/2035	2,000,000	2,034,539
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	2,590,000	2,595,527
				10,694,997
Insurance — 3.2%
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.15	6/15/2031	3,250,000	2,963,559
MetLife, Inc., Jr. Sub. Bonds, Ser. D(b),(c)	5.88	3/15/2028	3,500,000	3,547,029
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000	3,004,564
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,000,000	2,924,644
				12,439,796
Internet Software & Services — .7%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	2,750,000	2,691,694
Materials — .5%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000	1,965,252
Media — .6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	2,307,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.4% (continued)
Metals & Mining — 1.7%
Anglo American Capital PLC, Gtd. Notes(a),(c)	4.50	3/15/2028	3,000,000	2,981,910
Glencore Funding LLC, Gtd. Notes(a)	5.40	5/8/2028	1,500,000	1,525,887
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,250,000	2,016,987
				6,524,784
Municipal Securities — 3.3%
Detroit, GO, Ser. B-1	4.00	4/1/2044	4,971,590	3,826,419
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	4,000,000	3,258,596
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,126,955
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	3,637,545
				12,849,515
Real Estate — 3.5%
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	1,500,000	1,491,008
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000	2,085,468
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	3,000,000	2,750,660
Healthpeak OP LLC, Gtd. Notes	2.13	12/1/2028	2,250,000	2,067,267
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000	2,555,773
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	3,000,000	2,928,232
				13,878,408
Retailing — 3.7%
7-Eleven, Inc., Sr. Unscd. Notes(a)	1.80	2/10/2031	2,250,000	1,871,688
Alimentation Couche-Tard, Inc., Gtd. Notes(a)	3.55	7/26/2027	3,000,000	2,937,089
AutoNation, Inc., Sr. Unscd. Notes	3.85	3/1/2032	2,000,000	1,808,064
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes(c)	3.15	1/15/2032	3,000,000	2,641,311
Dollar Tree, Inc., Sr. Unscd. Notes	2.65	12/1/2031	3,000,000	2,595,970
O’Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,500,000	2,447,133
				14,301,255
Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Inc., Sr. Unscd. Notes(a)	3.14	11/15/2035	2,000,000	1,657,184
Broadcom, Inc., Sr. Unscd. Notes(a)	3.47	4/15/2034	3,000,000	2,636,050
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	2,500,000	2,508,302
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	3,000,000	2,666,109
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	2,750,000	2,768,141
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	5.00	1/15/2033	3,000,000	2,926,956
				15,162,742
Technology Hardware & Equipment — .9%
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.10	7/15/2036	3,000,000	3,548,007
Telecommunication Services — 3.2%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	4,000,000	2,660,812
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	3,250,000	3,267,545
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	4,750,000	3,399,896
Verizon Communications, Inc., Sr. Unscd. Notes	4.27	1/15/2036	3,500,000	3,188,045
				12,516,298
Utilities — 1.4%
Black Hills Corp., Sr. Unscd. Notes	2.50	6/15/2030	2,500,000	2,228,850
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,000,000	3,048,726
				5,277,576
Total Bonds and Notes (cost $399,984,362)				384,754,287

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,967,138)	4.42	2,967,138	2,967,138
Investment of Cash Collateral for Securities Loaned — 4.0%
Registered Investment Companies — 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $15,774,120)	4.42	15,774,120	15,774,120
Total Investments (cost $418,725,620)		103.2%	403,495,545
Liabilities, Less Cash and Receivables		(3.2%)	(12,448,092)
Net Assets		100.0%	391,047,453

GO—Government Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $61,118,098 or 15.6% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $21,358,856 and the value of the collateral was
$22,020,442, consisting of cash collateral of $15,774,120 and U.S. Government & Agency securities valued at $6,246,322.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Corporate Bond Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	369,288,748	—	369,288,748
Foreign Governmental	—	2,616,024	—	2,616,024
Municipal Securities	—	12,849,515	—	12,849,515
Investment Companies	18,741,258	—	—	18,741,258
	18,741,258	384,754,287	—	403,495,545

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized depreciation on investments was $15,230,075, consisting of $3,015,849 gross unrealized appreciation and $18,245,924 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.